Other Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Gain from disposal of long term investments (note (9))	¥ 97,124	$ 13,989	¥ 0	¥ 0
Gain from disposal of subsidiaries (note 2(b),6(b))	34,339	4,946	33,191	23,943
Amortization of government grants received in related to long-term assets (note 2(j))	49,362	7,110	56,935	49,557
Government grants intended to compensate for future expenses or losses (note 2(j))	29,261	4,214	52,636	42,030
Gain from extinguishment of accounts payables (note 2(a))	22,165	3,192	0	0
Others	14,716	2,120	5,700	10,038
Total other income	¥ 246,967	$ 35,571	¥ 148,462	¥ 125,568